CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 30,901	$ 75,358
Term deposit		5,802
Restricted cash	1,606	2,267
Accounts receivable	920	695
Inventories	11,261	9,845
Prepaid expenses and other current assets	5,053	5,189
Total current assets	49,741	99,156
Property and equipment, net	2,209	3,664
Intangible assets, net	232	249
Goodwill	690	690
Long-term rental deposit	658	708
Long-term investment	1,963
TOTAL ASSETS	55,493	104,467
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $23 and $22 as of December 31, 2014 and December 31,2015, respectively)	29,351	25,236
Advance from customers (including advance from customers of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of nil and nil as of December 31, 2014 and December 31, 2015, respectively)	8,282	10,979
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $2,251 and $1,760 as of December 31, 2014 and December 31, 2015, respectively)	19,983	25,069
Total current liabilities	57,616	61,284
TOTAL LIABILITIES	57,616	61,284
EQUITY (DEFICIT)
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 100,354,801 and 101,847,447 shares issued as of December 31, 2014 and December 31, 2015, respectively; 96,617,349 and 94,456,773 shares outstanding as of December 31, 2014 and December 31, 2015, respectively)	7	7
Additional paid-in capital	159,190	155,872
Treasury shares, at cost (3,737,452 and 7,309,674 shares as of December 31, 2014 and December 31, 2015, respectively)	(19,996)	(10,957)
Accumulated deficit	(141,015)	(101,608)
Accumulated other comprehensive loss	(309)	(131)
TOTAL EQUITY (DEFICIT)	(2,123)	43,183
TOTAL LIABILITIES AND EQUITY	$ 55,493	$ 104,467